Other Income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
OTHER INCOME

NOTE 4 – OTHER INCOME

	For the six months ended June 30,
	2024	2025
Management fee income	$2,212	$1,946
Management fee income from a related party	3,316	7,784
Reversal of provision for penalty*	-	1,130,242
Reversal of provision for compensation*	-	328,615
Miscellaneous income	846	-
Total	$6,374	$1,468,587

*	See Note 5 for details.